INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2025
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS
Accounting policy
Goodwill
Goodwill is measured at cost, less accumulated impairment losses.
Internally developed intangible assets
Internally developed intangible assets consist of expenditures incurred in the development of new aircraft, including support services, productive labor, material and direct labor allocated to the construction of aircraft prototypes or significant components, loan costs, when applicable, as well as applications of advanced technologies within the objective to make the aircraft lighter, quieter, more comfortable and efficient in energy consumption and emissions, in addition to being designed and manufactured in less time and with optimization of resources.
Internally developed intangible assets are amortized using the units produced method using as a basis the number of seats in the expected production of aircraft for the program to which that asset is related.
Software
This asset group is comprised of software licenses, which have useful lives ranging from 3 to 5 years, and certain software used in the production process, which have useful lives of 20 years. Expenditures associated with software maintenance are recognized as expenses when incurred. Expenditures that are directly attributable to internally developed software controlled by the Company and that are expected to generate economic benefits exceeding their costs for a period longer than one year are recognized as intangible assets.
Amortization is calculated using the straight-line method, based on the estimated useful life of each item.

	Internally developed						Acquired from third party
	Commercial	Executive	Defense & Security	Service & Support	eVTOL	Others	Software	Others	Goodwill	TOTAL

At December 31, 2024	1,203.0	923.4	126.4	39.1	154.7	8.3	22.8	6.0	19.2	2,502.9
Additions	32.4	73.9	19.2	0.7	160.0	2.7	7.8	—	—	296.7
Amortization	(58.3)	(47.4)	(6.5)	(0.9)	—	(1.4)	(6.0)	(0.5)	—	(121.0)
Disposals	—	—	(1.2)	—	—	—	(1.2)	—	—	(2.4)
Interest on capitalized assets	—	—	—	—	5.6	—	—	—	—	5.6
Amortization contribution from suppliers	17.8	9.7	—	—	—	—	—	—	—	27.5
Reclassifications	—	—	—	—	—	—	0.1	—	—	0.1
Translation adjustments	(0.1)	(0.3)	8.7	—	—	1.3	—	0.2	2.1	11.9
At December 31, 2025	1,194.8	959.3	146.6	38.9	320.3	10.9	23.5	5.7	21.3	2,721.3

Cost	1,393.5	1,737.5	210.4	39.9	320.3	18.5	298.7	8.3	21.3	4,048.4
Amortization	(198.7)	(778.2)	(63.8)	(1.0)	—	(7.6)	(275.2)	(2.6)	—	(1,327.1)

(*)Non-cash transactions: reclassifications between intangible assets and inventories.

	Internally developed						Acquired from third party
	Commercial	Executive	Defense & Security	Service & Support	eVTOL	Others	Software	Others	Goodwill	TOTAL

At December 31, 2023	1,191.5	905.5	93.1	31.0	42.4	9.6	27.6	6.5	23.8	2,331.0
Additions	41.0	60.2	39.6	8.1	109.4	2.0	5.5	—	—	265.8
Amortization	(57.7)	(53.8)	(4.5)	—	—	(1.4)	(8.8)	(0.7)	—	(126.9)
Disposals	—	—	(0.4)	—	—	—	(1.1)	—	—	(1.5)
Interest on capitalized assets	—	—	—	—	2.9	—	—	—	—	2.9
Amortization contribution from suppliers	18.7	11.5	—	—	—	—	—	—	—	30.2
Reclassifications	9.5	—	—	—	—	—	—	—	—	9.5
Translation adjustments	—	—	(1.4)	—	—	(1.9)	(0.4)	0.2	(4.6)	(8.1)
At December 31, 2024	1,203.0	923.4	126.4	39.1	154.7	8.3	22.8	6.0	19.2	2,502.9

Cost	1,361.8	1,663.6	183.1	39.1	154.7	14.2	291.8	8.3	19.2	3,735.8
Amortization	(158.8)	(740.2)	(56.7)	—	—	(5.9)	(269.0)	(2.3)	—	(1,232.9)

	Internally developed						Acquired from third party
	Commercial	Executive	Defense & Security	Service & Support	eVTOL	Others	Software	Others	Goodwill	TOTAL

At December 31, 2022	1,193.3	881.6	80.5	9.0	—	2.2	48.9	8.7	22.3	2,246.5
Additions	36.9	58.8	26.1	22.0	42.4	3.1	2.8	—	—	192.1
Amortization	(58.2)	(45.2)	(3.4)	—	—	(1.5)	(24.0)	(0.9)	—	(133.2)
Disposals	—	—	—	—	—	(6.3)	—	(1.3)	—	(7.6)
Amortization contribution from suppliers	19.5	10.3	—	—	—	—	—	—	—	29.8
Reclassifications	—	—	(10.9)	—	—	10.9	—	—	—	—
Translation adjustments	—	—	0.8	—	—	1.2	(0.1)	—	1.5	3.4
At December 31, 2023	1,191.5	905.5	93.1	31.0	42.4	9.6	27.6	6.5	23.8	2,331.0

Cost	1,311.3	1,603.4	145.9	31.0	42.4	14.4	301.6	9.0	23.8	3,482.8
Amortization	(119.8)	(697.9)	(52.8)	—	—	(4.8)	(274.0)	(2.5)	—	(1,151.8)